Item 1. Schedule of Investments


 T. Rowe Price International Bond Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                           Par/Shares   Value
 (Cost and value in $ 000s)

 AUSTRIA  4.7%
 Government Bonds  4.7%
 Republic of Austria, 3.40%, 10/20/04                  32,500,000    40,376

 Republic of Austria, 144A, 3.80%, 10/20/13            2,700,000     3,311

 Republic of Austria, 5.50%, 1/15/10                   18,750,000    25,622

 Total Austria (Cost $61,764)                                        69,309

 BELGIUM  4.1%
 Government Bonds  4.1%
 Kingdom of Belgium, 4.25%, 9/28/13                    22,500,000    28,522

 Kingdom of Belgium, 6.25%, 3/28/07                    8,100,000     10,889

 Kingdom of Belgium, 6.50%, 3/31/05                    15,600,000    19,772

 Total Belgium (Cost $53,100)                                        59,183

 CANADA  0.5%
 Government Bonds  0.5%
 Government of Canada, 5.75%, 6/1/29                   8,200,000     7,058

 Total Canada (Cost $5,362)                                          7,058

 DENMARK  1.3%
 Government Bonds  1.3%
 Kingdom of Denmark, 5.00%, 11/15/13                   16,685,000    2,969

 Kingdom of Denmark, 7.00%, 11/10/24                   12,000,000    2,611

 Kingdom of Denmark, 8.00%, 3/15/06                    76,850,000    13,796

 Total Denmark (Cost $14,295)                                        19,376

 FINLAND  0.4%
 Government Bonds  0.4%
 Republic of Finland, 5.00%, 7/4/07                    4,500,000     5,903

 Total Finland (Cost $4,568)                                         5,903

 FRANCE  8.2%
 Government Bonds  8.2%
 Government of France, 5.00%, 7/12/05                  3,130,000     3,967

 Government of France, 5.00%, 1/12/06                  26,100,000    33,458

 Government of France, 5.00%, 4/25/12                  24,750,000    33,214

 Government of France, 5.25%, 4/25/08                  2,200,000     2,932

 Government of France, 5.50%, 4/25/10                  10,270,000    14,080

 Government of France, 5.50%, 4/25/29                  5,000,000     6,998

 Government of France, 5.75%, 10/25/32                 16,672,000    24,228

 Total France (Cost $98,209)                                         118,877

 GERMANY  15.0%
 Government Bonds  15.0%
 Bundesobligation, 5.00%, 8/19/05                      43,470,000    55,223

 Bundesrepublic, 4.50%, 7/4/09                         6,780,000     8,872

 Bundesrepublic, 4.50%, 1/4/13                         5,900,000     7,656

 Bundesrepublic, 4.75%, 7/4/28                         5,685,000     7,181

 Bundesrepublic, 5.00%, 1/4/12                         16,260,000    21,821

 Bundesrepublic, 5.50%, 1/4/31                         21,500,000    30,211

 Bundesrepublic, 6.00%, 1/5/06                         19,350,000    25,083

 Bundesrepublic, 6.00%, 7/4/07                         46,800,000    62,915

 Total Germany (Cost $185,672)                                       218,962

 GREECE  1.7%
 Government Bonds  1.7%
 Hellenic Republic, 4.60%, 5/20/13                     13,030,000    16,826

 Hellenic Republic, 6.00%, 2/19/06                     6,000,000     7,797

 Total Greece (Cost $20,312)                                         24,623

 HUNGARY  0.1%
 Government Bonds  0.1%
 Government of Hungary, 6.25%, 6/12/07                 236,150,000   1,080

 Total Hungary (Cost $1,037)                                         1,080

 IRELAND  2.7%
 Government Bonds  2.7%
 Republic of Ireland, 3.25%, 4/18/09                   16,300,000    20,247

 Republic of Ireland, 4.00%, 4/18/10                   3,150,000     4,021

 Republic of Ireland, 5.00%, 4/18/13                   6,100,000     8,174

 Republic of Ireland, 6.25%, 10/18/04                  5,341,855     6,642

 Total Ireland (Cost $35,475)                                        39,084

 ITALY  10.4%
 Government Bonds  10.4%
 Republic of Italy,  4.25%, 8/1/14                     14,100,000    17,690

 Republic of Italy, 5.00%, 10/15/07                    10,940,000    14,402

 Republic of Italy, 5.25%, 8/1/11                      5,400,000     7,322

 Republic of Italy, 5.50%, 11/1/10                     13,800,000    18,913

 Republic of Italy, 6.00%, 11/1/07                     33,800,000    45,677

 Republic of Italy, 6.00%, 5/1/31                      29,400,000    43,282

 Republic of Italy, 7.25%, 11/1/26                     2,483,653     4,176

 Total Italy (Cost $117,677)                                         151,462

 JAPAN  12.0%
 Government Bonds  12.0%
 Government of Japan, 1.00%, 12/20/12                  2,432,200,000 21,678

 Government of Japan, 1.10%, 9/20/12                   2,200,000,000 19,827

 Government of Japan, 1.30%, 6/20/11                   4,923,000,000 45,690

 Government of Japan, 1.30%, 12/20/13                  2,771,800,000 24,999

 Government of Japan, 1.40%, 3/20/12                   3,050,000,000 28,269

 Government of Japan, 2.00%, 6/20/22                   1,988,000,000 18,244

 Government of Japan, 2.20%, 6/22/20                   1,663,000,000 15,894

 Total Japan (Cost $166,365)                                         174,601

 MEXICO  1.9%
 Warrants  0.0%
 United Mexican States, Warrants, 6/1/05 (USD)         1,334,506     27

                                                                     27

 Government Bonds  1.9%
 United Mexican States, 8.00%, 12/19/13                152,519,000   11,625

 United Mexican States, 9.00%, 12/20/12                151,850,000   12,602

 United Mexican States, 10.50%, 8/24/06                35,450,000    3,257

                                                                     27,484

 Total Mexico (Cost $27,250)                                         27,511

 NETHERLANDS  3.3%
 Government Bonds  3.3%
 Government of Netherlands, 5.00%, 7/15/11             6,200,000     8,315

 Government of Netherlands, 5.25%, 7/15/08             11,000,000    14,707

 Government of Netherlands, 5.50%, 1/15/28             4,535,000     6,331

 Government of Netherlands, 7.25%, 10/1/04             15,500,000    19,247

 Total Netherlands (Cost $45,247)                                    48,600

 POLAND  0.4%
 Government Bonds  0.4%
 Government of Poland, 8.50%, 11/12/06                 21,900,000    6,409

 Total Poland (Cost $6,060)                                          6,409

 PORTUGAL  3.2%
 Government Bonds  3.2%
 Republic of Portugal, 3.00%, 7/17/06                  28,000,000    34,995

 Republic of Portugal, 5.15%, 6/15/11                  8,275,000     11,166

 Total Portugal (Cost $43,354)                                       46,161

 SOUTH AFRICA  0.6%
 Government Bonds  0.6%
 Republic of South Africa, 13.00%, 8/31/10 ss.           44,900,000  8,246

 Total South Africa (Cost $6,851)                                    8,246

 SPAIN  4.7%
 Government Bonds  4.7%
 Kingdom of Spain, 4.95%, 7/30/05                      12,350,000    15,667

 Kingdom of Spain, 5.75%, 7/30/32                      4,200,000     6,086

 Kingdom of Spain, 6.00%, 1/31/08                      34,200,000    46,493

 Total Spain (Cost $54,605)                                          68,246

 SUPRANATIONAL  0.5%
 Corporate Bonds  0.5%
 Eurofima, 6.50%, 8/22/11 (AUD)                        9,175,000     6,899

 Total Supranational (Cost $6,815)                                   6,899

 SWEDEN  1.0%
 Government Bonds  1.0%
 Kingdom of Sweden, 5.00%, 1/28/09                      100,000,000  14,450

 Total Sweden (Cost $11,862)                                         14,450

 UNITED KINGDOM  4.8%
 Government Bonds  4.8%
 United Kingdom Treasury, 4.25%, 6/7/32                 19,600,000   33,363

 United Kingdom Treasury, 5.00%, 3/7/08                 8,540,000    15,586

 United Kingdom Treasury, 5.00%, 3/7/12                 5,000,000    9,146

 United Kingdom Treasury, 5.75%, 12/7/09                5,100,000    9,638

 United Kingdom Treasury, 8.50%, 12/7/05                1,250,000    2,364

 Total United Kingdom (Cost $62,445)                                 70,097

 UNITED STATES  16.5%
 Money Market Funds  16.5%
 T. Rowe Price Reserve Investment Fund, 1.68% #         240,332,263  240,332

 Total United States (Cost $240,332)                                 240,332

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.1%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       2,040

                                                                     2,040
 SECURITIES LENDING COLLATERAL  0.5%
 Money Market Pooled Account 0.5%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 1.75% #                  8,012,000    8,012

 Total Securities Lending Collateral (Cost $8,012)                   8,012

 Total Investments in Securities
 98.6% of Net Assets (Cost $1,276,669)                  $            1,436,521

 (2) Open Forward Currency Excchange Contracts at September 30, 2004 were as follows:
 Amounts in (000s)
                                                                     Unrealized
 Counterparty       Settlement  Receive                Deliver       Gain
                                                                     (Loss)
 JP Morgan Chase    11/18/04    AUD     4,415          USD   3,135   $   48

 State Street       11/18/04    AUD     6,510          USD   4,522       170

 State Street       11/18/04    CAD     25,748         USD   19,669      666

 JP Morgan Chase    11/18/04    CZK     58,664         USD   2,296       10

 JP Morgan Chase    11/18/04    EUR     22,500         USD   27,222      709

 Morgan Stanley     11/18/04    EUR     19,595         USD   23,690      635

 ABN Amro           11/18/04    EUR     2,639          USD   3,245       31

 ABN Amro           11/18/04    EUR     11,656         GBP   7,885       256

 JP Morgan Chase    11/18/04    EUR     11,188         GBP   7,668       65

 JP Morgan Chase    11/18/04    EUR     5,962          PLN   26,294      (40)

 State Street       11/18/04    GBP     10,092         USD   18,443      (252)

 JP Morgan Chase    11/18/04    HUF     598,705        USD   2,923       52

 Citibank           11/18/04    JPY     25,109,052     EUR   184,490     (568)

 JP Morgan Chase    11/18/04    JPY     615,009        EUR   4,650       (177)

 JP Morgan Chase    11/18/04    JPY     14,163,223     USD   128,605     260

 State Street       11/18/04    JPY     912,360        USD   8,330       (29)

 JP Morgan Chase    11/18/04    JPY     219,924        USD   1,995       6

 JP Morgan Chase    11/18/04    KRW     2,416,619      USD   2,070       23

 JP Morgan Chase    11/18/04    KRW     14,833,645     USD   12,756      94

 State Street       11/18/04    MXN     48,530         USD   4,150       76

 JP Morgan Chase    11/18/04    MXN     82,650         USD   7,095       102

 State Street       11/18/04    PLN     72,590         USD   19,892      650

 ABN Amro           11/18/04    PLN     75,850         USD   21,293      171

 ABN Amro           11/18/04    SEK     432,450        USD   57,714      1,614

 State Street       11/18/04    USD     7,000          CAD   9,069       (162)

 JP Morgan Chase    11/18/04    USD     7,095          CAD   9,244       (206)

 State Street       11/18/04    USD     4,628          CAD   6,017       (124)

 JP Morgan Chase    11/18/04    USD     452            DKK   2,725       (3)

 JP Morgan Chase    11/18/04    USD     2,800          EUR   2,302       (58)

 JP Morgan Chase    11/18/04    USD     7,636          EUR   6,327       (218)

 JP Morgan Chase    11/18/04    USD     2,905          EUR   2,403       (78)

 JP Morgan Chase    11/18/04    USD     5,620          EUR   4,583       (69)

 State Street       11/18/04    USD     35,448         EUR   29,134      (719)

 JP Morgan Chase    11/18/04    USD     1,430          JPY   156,113     10

 JP Morgan Chase     11/18/04    USD    19,715         JPY   2,163,550   30

 JP Morgan Chase     11/18/04    USD    1,850          JPY   201,378     18

 JP Morgan Chase     11/18/04    USD    6,235          JPY   683,958     12

 JP Morgan Chase     11/18/04    USD    1,805          JPY   196,610     16

 JP Morgan Chase     11/18/04    USD    3,495          JPY   381,329     25

 State Street        11/18/04    USD    5,337          MXN   61,654      (31)

 JP Morgan Chase     11/18/04    USD    19,536         PLN   72,590      (1,006)

 JP Morgan Chase     11/18/04    ZAR    14,352         USD   2,168       31

 Net unrealized gain (loss)
 on open forward currency
 exchange contracts                                               $      2,040

 (1)  Denominated in currency of country of incorporation unless otherwise noted
 #    Seven-day yield
 ss.  All or a portion of this security is on loan at September 30, 2004
      - See Note 2
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,311 and represents 0.2% of net assets
 AUD  Australian dollar
 CAD  Canadian dollar
 CZK  Czech koruna
 DKK  Danish krone
 EUR  Euro
 GBP  British pound
 HUF  Hungarian forint
 JPY  Japanese yen
 KRW  South Korean won
 MXN  Mexican peso
 PLN  Polish zloty
 SEK  Swedish krona
 USD  U.S. dollar
 ZAR  South African rand

The accompanying notes are an integral part of this Portfolio of Investments.


 T. Rowe Price International Bond Fund
 Unaudited
 September 30, 2004
 Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollardenominated bonds outside the U.S.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $6,851,000; aggregate collateral consisted of $8,012,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $1,276,669,000. Net unrealized gain aggregated $160,220,000 at period-end, of which $161,243,000 related to appreciated investments and $1,023,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




 T. Rowe Price Emerging Markets Bond Fund
 (Unaudited)                                            September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                           Par/Shares   Value
 (Cost and value in $ 000s)


 ARGENTINA  10.4%
 Government Bonds  10.4%
 City of Buenos Aires, 7.875%, 4/11/11 (USD)             3,000,000   2,617

 City of Buenos Aires, STEP, 9.50%, 5/28/08              6,180,000   1,978

 Republic of Argentina, FRN, 2.00%, 1/1/10 *             1,000,000   270

 Republic of Argentina, FRN, 1.98%, 8/3/12 (USD)         15,500,000  11,470

 Republic of Argentina, STEP,  8.00%, 2/26/08 (EUR) *    1,000,000   348

 Republic of Argentina STEP, 14.00%, 2/26/08 (EUR) *     1,000,000   348

 Republic of Argentina, 2.00%, 1/3/10                    1,057,544   462

 Republic of Argentina, 2.00%, 4/15/07 *                 500,000     113

 Republic of Argentina, 2.00%, 9/1/49 *                  22,000,000  886

 Republic of Argentina, 10.00%, 6/25/07 (GBP) *          2,000,000   1,022

 Republic of Argentina, 10.25%, 2/6/49 (EUR) *           5,500,000   995

 Republic of Argentina, 11.25%, 5/24/49 *                3,000,000   840

 Republic of Argentina, 11.375%, 3/15/10 (USD) *         13,120,000  4,002

 Republic of Argentina, 12.125%, 5/21/05 *               2,000,000   560

 Republic of Argentina, 12.25%, 6/19/18 (USD) *          2           0

 Total Argentina (Cost $23,328)                                      25,911

 BOSNIA & HERZEGOVINA  0.4%
 Government Bonds  0.4%
 Bosnia & Herzegovina, 3.00%, 12/11/17 (EUR)             2,000,000   994

 Total Bosnia & Herzegovina (Cost $657)                              994

 BRAZIL  20.5%
 Government Bonds  20.5%
 Republic of Brazil (Bearer shares), FRN
 2.063%, 4/15/09 (USD)                                   384,615     373

 Republic of Brazil (Registered shares), FRN
 2.063%, 4/15/09 (USD) ss.                               3,461,538   3,358

 Republic of Brazil, Class C, 8.00%, 4/15/14 (USD) ss.   27,964,726  27,668

 Republic of Brazil, DCB, FRN, 2.125%, 4/15/12 (USD)     4,611,765   4,274

 Republic of Brazil, NMB, FRN, 2.125%, 4/15/09 (USD)     1,176,468   1,150

 Republic of Brazil, 10.125%, 5/15/27 (USD)              3,000,000   3,186

 Republic of Brazil, 11.00%, 1/11/12 (USD)               1,000,000   1,150

 Republic of Brazil, 11.00%, 8/17/40 (USD) ss.           1,600,000   1,797

 Republic of Brazil, 12.00%, 4/15/10 (USD)               2,600,000   3,094

 Republic of Brazil, 14.50%, 10/15/09 (USD) ss.          4,000,000   5,170

 Total Brazil (Cost $45,867)                                         51,220

 COLOMBIA  2.6%
 Government Bonds  2.6%
 Republic of Colombia, 9.75%, 4/9/11 (USD)               1,782,483   2,023

 Republic of Colombia, 10.00%, 1/23/12 (USD) ss.         2,500,000   2,776

 Republic of Colombia, 10.50%, 7/9/10 (USD)              1,000,000   1,155

 Republic of Columbia, 10.75%, 1/15/13 (USD)             400,000     459

 Total Colombia (Cost $6,155)                                        6,413

 EL SALVADOR  0.8%
 Government Bonds  0.8%
 Republic of El Salvador, 7.625%, 9/21/34 (USD)          1,000,000   1,030

 Republic of El Salvador, 8.25%, 4/10/32 (USD) ss.       1,000,000   1,002

 Total El Salvador (Cost $1,946)                                     2,032

 GABON  0.5%
 Government Bonds  0.5%
 Gabon Loans, FRN, 2.025%, 12/31/04 (USD) *              2,463,399   1,306

 Total Gabon (Cost $2,454)                                           1,306

 IVORY COAST  0.5%
 Government Bonds  0.5%
 Republic of Ivory Coast, FLIRB, 2.00%, 3/29/18 (USD)    5,000,000   900

 Republic of Ivory Coast, PDI, STEP, 1.90%, 3/30/18      12,350,000  415
(EUR) *
 Total Ivory Coast (Cost $2,074)                                     1,315

 MEXICO  14.2%
 Warrants  0.1%
 United Mexican States, Series C, Warrants, 6/1/05       2,000,000   41
 United Mexican States, Series D, Warrants, 6/30/06      2,000,000   49
(USD)
 United Mexican States, Series E, Warrants, 6/1/07       2,000,000   43
(USD)
                                                                     133

 Government Bonds  9.9%
 United Mexican States, 7.50%, 1/14/12 (USD)             7,150,000   8,067

 United Mexican States, 8.00%, 12/7/23                   20,000,000  1,364

 United Mexican States, 8.00%, 12/19/13                  16,000,000  1,219

 United Mexican States, 8.125%, 12/30/19 (USD)           9,575,000   11,047

 United Mexican States, 9.875%, 2/1/10 (USD)             900,000     1,112

 United Mexican States, 11.50%, 5/15/26 (USD)            1,300,000   1,953

                                                                     24,762

 Corporate Bonds  4.2%
 Pemex Project Funding Master Trust, STEP
 8.625%, 2/1/22 (USD) ss.                                6,100,000   6,968

 Pemex Project Funding Master Trust, 7.75%, 9/28/49      1,250,000   1,242
(USD)
 Pemex Project Funding Master Trust
 9.125%, 10/13/10 (USD)                                  2,000,000   2,380

                                                                     10,590

 Total Mexico (Cost $32,794)                                         35,485

 NORTH KOREA  0.3%
 Government Bonds  0.3%
 North Korea Debt Corporation, Zero Coupon, 3/12/10      2,000,000   284
(CHF) *
 North Korea Debt Corporation, Zero Coupon, 3/12/10      4,000,000   451
(EUR) *
 Total North Korea (Cost $475)                                       735

 PANAMA  0.9%
 Government Bonds  0.9%
 Republic of Panama, 9.375%, 1/16/23 (USD) ss.           941,000     1,026

 Republic of Panama, 9.625%, 2/8/11 (USD)                1,000,000   1,150

 Total Panama (Cost $2,171)                                          2,176

 PERU  1.9%
 Government Bonds  1.9%
 Republic of Peru, PDI, STEP, 5.00%, 3/7/17 (USD)        5,192,000   4,751

 Total Peru (Cost $4,441)                                            4,751

 PHILIPPINES  1.7%
 Government Bonds  1.7%
 Republic of Philippines, 8.875%, 3/17/15 (USD)          1,000,000   999

 Republic of Philippines, 9.875%, 1/15/19 (USD) ss.      3,100,000   3,201

 Total Philippines (Cost $4,073)                                     4,200

 RUSSIA  15.8%
 Government Bonds  15.8%
 Aries Vermogen, 9.60%, 10/25/14 (USD) ss.               4,750,000   5,333

 Russian Federation, 5.00%, 3/31/30 (USD)                35,376,817  34,050

 Total Russia (Cost $32,234)                                         39,383

 SERBIA  6.6%
 Government Bonds  6.6%
 Yugoslavia Loan Assignment, TDFA, FRN, 3.75% (EUR) +*   6,865,278   432

 Yugoslavia Loan Assignment, TDFA, FRN, 3.75% (USD) +*   13,069,319  4,346

 Yugoslavia Loan Assignment, TDFA, FRN, 5.188% (DEM ++)  3,678,383   776
+*
 Yugoslavia Loan Assignment, TDFA, FRN, 5.25% (NLG ++)   1,485,547   278
+*
 Yugoslavia Loan Assignment, Tranche A, FRN, 0.938%      48,986,356  258
(JPY) +*
 Yugoslavia Loan Assignment, Tranche A, FRN, 1.688%      92,969      69
(CHF) +*
 Yugoslavia Loan Assignment, Tranche A, FRN, 2.688%      2,117,885   1,832
(USD) +*
 Yugoslavia Loan Assignment, Tranche A, FRN, 4.125%      934,661     549
(DEM ++) +*
 Yugoslavia Loan Assignment, Tranche A, FRN, 4.125%      137,990     72
(NLG ++) +*
 Yugoslavia Loan Assignment, Tranche B, FRN, 2.25%       3,100,593   2,682
(USD) +*
 Yugoslavia Loan Assignment, Tranche B, FRN, 3.813%      259,207     152
(DEM ++) +*
 Yugoslavia Loan Assignment, Tranche B, FRN, 3.813%      55,183      64
(EUR) +*
 Yugoslavia Loan Assignment, Tranche B, FRN, 3.813%      452,639     236
(NLG ++) +*
 Yugoslavia Loan Assignment, Tranche B, FRN, 4.813%      27,540      46
(GBP) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 0.938%      20,249,378  106
(JPY) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 2.25%       4,962,489   4,292
(USD) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 3.875%      185,462     109
(DEM ++) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 3.875%      92,128      106
(EUR) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 3.875%      57,135      30
(NLG ++) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 4.018%      27,493      5
(FRF ++) +*
 Yugoslavia Loan Assignment, Tranche C, FRN, 4.813%      44,820      75
(GBP) +*
 Total Serbia (Cost $9,225)                                          16,515

 SOUTH AFRICA  2.4%
 Government Bonds  2.4%
 Republic of South Africa, 8.50%, 6/23/17 (USD)          5,025,000   6,118

 Total South Africa (Cost $5,740)                                    6,118

 TURKEY  6.2%
 Government Bonds  6.2%
 Republic of Turkey, 8.00%, 2/14/34 (USD) ss.            1,500,000   1,526

 Republic of Turkey, 11.50%, 1/23/12 (USD) ss.           7,250,000   9,044

 Republic of Turkey, 11.75%, 6/15/10 (USD) ss.           1,000,000   1,240

 Republic of Turkey, 11.875%, 1/15/30 (USD) ss.          2,000,000   2,770

 Republic of Turkey Treasury Bills, Zero Coupon,      2,000,000,000  1,025
12/7/05
 Total Turkey (Cost $14,415)                                         15,605

 UKRAINE  1.8%
 Government Bonds  1.8%
 Government of Ukraine, 5.33%, 8/5/09 (USD)              1,200,000   1,223

 Government of Ukraine, 7.65%, 6/11/13 (USD)             3,250,000   3,266

 Total Ukraine (Cost $4,529)                                         4,489

 VENEZUELA  5.9%
 Government Bonds  5.9%
 Republic of Venezuela, 2.633%, 4/20/11 (USD)            4,300,000   3,698

 Republic of Venezeula, 8.50%, 10/8/14 (USD)             1,000,000   977

 Republic of Venezuela, 9.25%, 9/15/27 (USD)             2,000,000   1,974

 Republic of Venezuela, 13.625%, 8/15/18 (USD)           6,250,000   8,031

 Total Venezuela (Cost $13,366)                                      14,680

 VIETNAM  3.9%
 Government Bonds  3.9%
 Republic of Vietnam, FRN 2.938%, 3/12/28 (USD)          4,750,000   4,346

 Republic of Vietnam, PDI, FRN 4.00%, 3/12/16 (USD) ss.  5,750,000   5,362

 Total Vietnam (Cost $8,746)                                         9,708

 UNITED STATES  1.3%
 Money Market Funds  1.3%
 T. Rowe Price Reserve Investment Fund, 1.68% #          3,204,059   3,204

 Total United States (Cost $3,204)                                   3,204

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts 2                                                         (31)

 Total Forward Currency Exchange Contracts                           (31)

 SECURITIES LENDING COLLATERAL  25.8%
 Money Market Pooled Account 25.8%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 1.75% #                   64,387,464  64,387

 Total Securities Lending Collateral (Cost $64,387)                  64,387

 Total Investments in Securities
 124.4% of Net Assets (Cost $282,281)                  $             310,596


 (2) Open Forward Currency Exchange Contracts at September 30, 2004 were as follows:
 Amounts in (000s)
                                                                   Unrealized
 Counterparty     Settlement  Receive            Deliver           Gain (Loss)
 JP Morgan Chase  11/18/04    USD   5,222        EUR   4,235       $(35)

 JP Morgan Chase  11/18/04    USD   986          EUR   801          (9)

 State Street Bank11/18/04    USD   1,007        GBP   551          14

 JP Morgan Chase  11/18/04    USD   343          JPY   37,727       (1)

 Net unrealized gain (loss) on
 open forward currency exchange contracts                          $(31)

 (1)   Denominated in currency of country of incorporation unless otherwise noted
  #    Seven-day yield
  *    In default with respect to interest
  ss.  All or a portion of this security is on loan at September 30, 2004
       - See Note 2
  + No maturity dates displayed due to pending restructuring of defaulted loan assignments
 ++    Security is denominated in legacy curency indicated
       and trades in Euro
 CHF   Swiss franc
 DCB   Debt Conversion Bond
 DEM   German mark
 EUR   Euro
 FLIRB Front Loaded Interest Reduction Bond
 FRF   French franc
 FRN   Floating-Rate Note
 GBP   British pound
 JPY   Japanese yen
 NLG   Dutch guilder
 NMB   New Money Bond
 PDI   Past Due Interest Bond
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TDFA  Trade & Deposit Facility Agreement
 USD   U.S. dollar

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Emerging Markets Bond Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.
Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date. Unrealized gains and losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities The fund may invest in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2004, the value of loaned securities was $59,318,000; aggregate collateral consisted of $64,387,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2004, the cost of investments for federal income tax purposes was $282,281,000. Net unrealized gain aggregated $28,330,000 at period-end, of which $30,373,000 related to appreciated investments and $2,043,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004